CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Instrument [Line Items]
Schedule of convertible debt

	Principal Balance 1/1/2022	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2022	Less: Discount Balance	Net Principal Balance 12/31/2022
BD1 Notes (related party)	$9,900,000	$—	$(2,000,000)	$(7,900,000)	$—	$—	$—
Nanyang Note	500,000	—	1,000,000	(1,500,000)	—	—	—
Fleur	—	—	1,000,000	(1,000,000)	—	—	—
Sabby	—	7,500,000	—	(107,101)	7,392,899	(4,777,643)	2,615,256
L1	—	7,500,000	—	—	7,500,000	(4,846,857)	2,653,143
	$10,400,000	$15,000,000	$—	$(10,507,101)	$14,892,899	$(9,624,500)	$5,268,399

	Principal Balance 12/31/2022	Principal Settled	Principal Balance 12/31/203	Less: Discount	Net Principal Balance 12/31/2023
Sabby	$7,392,899	$(7,392,899)	$—	$—	$—
L1	7,500,000	(7,093,333)	406,667	(51,731)	354,936
	$14,892,899	$(14,486,232)	$406,667	$(51,731)	$354,936

Summary of allocation of proceeds

	Principal Amount	Allocation	Original Note Discount	Transaction Costs	Net Amount
Convertible Debt	$15,000,000	$(7,480,058)	$(1,500,000)	$(930,678)	$5,089,264
Warrants	—	2,990,029	—	(462,256)	2,527,773
BCF	—	4,490,029	—	(694,155)	3,795,874
	$15,000,000	$—	$(1,500,000)	$(2,087,089)	$11,412,911

Summary of convertible notes prepayment

Prepayment Date	Aggregate
April 3, 2023	$333,333
April 13, 2023	333,333
May 18, 2023	666,667
June 19, 2023	666,667
$2,000,000

Summary of settlement of debt

Principal Settled
Principal converted into stock	$6,990,269
Principal converted into conversions payable	6,470,540
Cash Payments	1,025,423
Total Principal Settled	$14,486,232

Summary of conversion payable activity

Conversions payable
Balance at January 1, 2023	$—
Additions to conversions payable	6,470,540
Cash payments	(5,211,738)
Conversions payable settled in stock	(169,642)
Balance at December 31, 2023	$1,089,160

Convertible Notes [Member]
Debt Instrument [Line Items]
Schedule of fair value of warrants

Warrants
Expected stock price volatility	129.5%
Dividend yield	0%
Risk-free interest rate	3.7%
Expected life of the warrants (in years)	2.5